Risk/Return Detail Data	0 Months Ended
Apr. 21, 2015
Risk/Return:
Registrant Name	TOUCHSTONE VARIABLE SERIES TRUST
Central Index Key	0000920547
Document Creation Date	Apr. 21, 2015
Document Effective Date	Apr. 30, 2015
Prospectus Date	Apr. 30, 2015